UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio

December 31, 2010
unaudited

Common stocks — 92.56%	Shares	Value (000)

CONSUMER DISCRETIONARY — 15.91%
lululemon athletica inc.1	2,658,214	$181,875
Virgin Media Inc.	5,062,500	137,902
CTC Media, Inc.	5,125,000	120,079
Modern Times Group MTG AB, Class B	1,713,000	113,340
Chipotle Mexican Grill, Inc.1	443,000	94,208
Paddy Power PLC	1,806,726	74,120
Pantaloon Retail (India) Ltd.	8,524,816	69,958
Pantaloon Retail (India) Ltd., Class B	551,250	3,896
Delticom AG2	816,921	72,595
CarMax, Inc.1	2,257,000	71,953
Minth Group Ltd.	43,114,000	70,776
Jumbo SA2	9,249,878	61,061
John Wiley & Sons, Inc., Class A	1,330,983	60,214
Lions Gate Entertainment Corp.1,2	9,100,000	59,241
SuperGroup PLC1	2,924,499	59,138
Tiffany & Co.	947,000	58,970
Ekornes ASA2	2,019,750	55,383
Liberty Media Corp., Series A1	800,000	53,184
Cox and Kings (India) Ltd.2	3,995,500	46,621
Cox and Kings (India) Ltd. (GDR)2,3	165,000	1,925
Capella Education Co.1	719,000	47,871
Blue Nile, Inc.1,2	829,140	47,311
SeLoger.com2	982,201	46,240
Melco Crown Entertainment Ltd. (ADR)1	7,225,000	45,951
Mr Price Group Ltd.	4,518,408	45,613
Stella International Holdings Ltd.	22,732,500	45,332
Brunswick Corp.	2,348,000	44,002
Domino’s Pizza UK & IRL PLC	5,045,000	43,379
Lojas Renner SA, ordinary nominative	1,227,600	41,709
Billabong International Ltd.	4,896,267	40,814
Parkson Retail Group Ltd.	26,325,500	40,575
Tractor Supply Co.	812,200	39,384
Shimano Inc.	767,400	39,036
AutoNation, Inc.1	1,375,000	38,775
Trinity Ltd.	35,467,900	37,372
Mekonomen AB	1,100,875	36,501
DreamWorks Animation SKG, Inc., Class A1	1,236,000	36,425
TOD’S SpA	367,000	36,242
Boyd Gaming Corp.1	3,349,000	35,499
WMS Industries Inc.1	782,000	35,378
Clicks Group Ltd.	5,325,000	35,034
Timberland Co., Class A1	1,416,950	34,843
Navitas Ltd.	8,125,000	32,078
CFAO	725,000	31,555
Jubilant FoodWorks Ltd.1	2,220,098	31,061
New Oriental Education & Technology Group Inc. (ADR)1	295,000	31,043
Hankook Tire Co., Ltd.	1,106,840	30,965
CJ CGV Co., Ltd.2	1,235,000	30,470
Halfords Group PLC	4,200,000	29,925
Scholastic Corp.	1,000,000	29,540
Golden Eagle Retail Group Ltd.	11,982,000	29,536
Domino’s Pizza Enterprises Ltd.2	4,482,300	28,745
Harman International Industries, Inc.1	600,000	27,780
Mitchells & Butlers PLC1	5,087,000	27,759
ASOS PLC1	1,096,262	27,210
Education Management Corp.1	1,428,754	25,860
K12 Inc.1	900,018	25,795
Rightmove PLC	2,038,594	24,760
Fourlis2	3,241,763	24,302
Urban Outfitters, Inc.1	675,000	24,172
Dollarama Inc.1	800,000	23,164
Great Wall Motor Co. Ltd., Class H	7,310,800	22,573
Leggett & Platt, Inc.	990,000	22,532
CKX, Inc.1,2	5,500,000	22,165
HUGO BOSS AG	283,000	21,367
Tesla Motors, Inc.1	797,200	21,229
TAKKT AG	1,456,778	21,024
Weight Watchers International, Inc.	545,000	20,432
GEOX SpA	4,346,080	19,877
Shopper’s Stop Ltd.	1,170,000	19,537
Signet Jewelers Ltd.1	450,000	19,530
Megastudy Co., Ltd.	125,531	19,489
Aristocrat Leisure Ltd.	6,350,000	19,419
Café de Coral Holdings Ltd.	7,380,000	18,249
Strayer Education, Inc.	119,200	18,145
Sotheby’s Holdings, Inc.	400,000	18,000
REXLot Holdings Ltd.	165,000,000	17,407
Group 1 Automotive, Inc.	400,000	16,704
Tupperware Brands Corp.	350,000	16,683
Masterskill Education Group Bhd.2	24,300,000	16,313
Fielmann AG	157,500	14,973
ValueVision Media, Inc., Class A1,2	2,415,000	14,756
Parkson Holdings Bhd.	8,390,322	14,666
P.F. Chang’s China Bistro, Inc.	300,000	14,538
Headlam Group PLC	2,809,685	13,733
SAF-HOLLAND SA, non-registered shares1,2	1,655,600	13,584
PCD Stores (Group) Ltd.	44,310,000	13,282
E-Commerce China Dangdang Inc., Class A (ADR)1	469,782	12,717
Mood Media Corp.1,2,4	6,375,000	12,182
Mando Corp.1	106,000	12,049
National American University Holdings, Inc.2	1,515,000	11,120
Schibsted ASA	365,000	10,759
BWG Homes ASA1	2,870,084	10,428
Bloomsbury Publishing PLC2	5,405,000	10,281
D.B. Corp Ltd.	1,720,000	10,207
J D Wetherspoon PLC	1,375,000	9,647
Little Sheep Group Ltd., Class H	14,120,000	8,919
Dixons Retail PLC1	24,553,542	8,774
Intercontinental Hotels Group PLC	430,678	8,346
Bijou Brigitte modische Accessoires AG	52,000	7,592
PetMed Express, Inc.	400,000	7,124
KB Home	500,000	6,745
Praktiker Bau- und Heimwerkermärkte Holding AG	605,280	6,438
Cinema City International NV1	400,000	6,094
Corinthian Colleges, Inc.1	1,134,800	5,912
Toll Corp.1	300,000	5,700
Titan Industries Ltd.	52,000	4,181
Cheil Worldwide Inc.	250,000	3,051
DO & CO Restaurants & Catering AG	65,000	2,589
GVC Holdings PLC	1,392,400	2,323
Ten Alps PLC1	3,439,001	375
Forbes Travel Guide, Inc.1,3,5	96,033	25
CEC Unet PLC1,2,3	35,100,775	—
Spot Runner, Inc.1,3,5	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units1,3,5	1,900,000	—
		3,549,230

INFORMATION TECHNOLOGY — 14.68%
Kingboard Chemical Holdings Ltd.	32,356,200	193,776
AAC Acoustic Technologies Holdings Inc.2	65,894,000	175,909
Compuware Corp.1,2	11,670,000	136,189
Monster Worldwide, Inc.1	5,151,000	121,718
Hittite Microwave Corp.1,2	1,859,000	113,473
National Instruments Corp.	2,557,653	96,270
SINA Corp.1	1,259,184	86,657
Rovi Corp.1	1,366,100	84,712
AOL Inc.1	3,335,000	79,073
AVEVA Group PLC	2,727,500	68,635
Kingboard Laminates Holdings Ltd.	67,009,736	68,106
FactSet Research Systems, Inc.	670,000	62,819
eAccess Ltd.	92,800	56,121
Digital River, Inc.1	1,604,200	55,217
Kapsch TrafficCom AG	548,989	52,820
Vistaprint NV1	1,115,000	51,290
VTech Holdings Ltd.	4,279,000	50,344
China High Precision Automation Group Ltd.2	62,870,000	49,663
Quantum Corp.1,2	12,568,897	46,756
Intersil Corp., Class A	3,003,000	45,856
Hana Microelectronics PCL2	53,925,000	44,721
GSI Commerce, Inc.1	1,900,000	44,080
Global Payments Inc.	940,000	43,437
MICROS Systems, Inc.1	919,000	40,307
OpenTable, Inc.1	554,400	39,074
Akamai Technologies, Inc.1	827,000	38,910
Microchip Technology Inc.	1,100,000	37,631
Renesas Electronics Corp.1	3,650,000	36,549
Neopost SA	412,691	35,956
Semtech Corp.1	1,580,000	35,771
Avid Technology, Inc.1,2	2,039,944	35,617
MKS Instruments, Inc.1	1,420,000	34,776
Net 1 UEPS Technologies, Inc.1,2	2,768,873	33,946
FormFactor, Inc.1,2	3,715,000	32,989
Delta Electronics (Thailand) PCL	28,355,900	32,923
Tripod Technology Corp.	7,980,000	32,570
RealPage, Inc.1	1,044,000	32,291
Trimble Navigation Ltd.1	800,000	31,944
RichTek Technology Corp.	3,795,000	31,629
Wistron Corp.	15,438,752	31,453
Fidessa group PLC	1,295,000	31,295
Halma PLC	5,365,000	30,029
Cirrus Logic, Inc.1	1,829,668	29,238
Genpact Ltd.1	1,905,387	28,962
PixArt Imaging Inc.	5,640,000	28,049
Heartland Payment Systems, Inc.	1,750,000	26,985
Autodesk, Inc.1	705,000	26,931
DTS, Inc.1	503,900	24,716
LoopNet, Inc.1,2	2,214,640	24,605
Red Hat, Inc.1	531,145	24,247
Novellus Systems, Inc.1	736,000	23,788
Infotech Enterprises Ltd.2	6,000,000	23,153
Youku.com Inc., Class A (ADR)1	631,087	22,094
OBIC Co., Ltd.	102,830	21,176
Jabil Circuit, Inc.	1,044,000	20,974
Ralink Technology Corp.	5,900,700	20,744
Playtech Ltd.	3,017,000	19,944
Wintek Corp.1	11,500,000	19,761
centrotherm photovoltaics AG1	530,000	19,080
Cadence Design Systems, Inc.1	2,235,504	18,465
OnMobile Global Ltd.1	2,837,000	18,228
CoreLogic, Inc.	945,700	17,514
Limelight Networks, Inc.1	3,000,000	17,430
THQ Inc.1	2,738,033	16,593
Lender Processing Services, Inc.	528,000	15,587
FleetCor Technologies, Inc.1	500,000	15,460
ULVAC, Inc.	575,000	15,021
Envestnet, Inc.1	875,000	14,927
Comverse Technology, Inc.1	2,050,000	14,883
Dolby Laboratories, Inc., Class A1	218,400	14,567
Cognex Corp.	494,000	14,534
Yaskawa Electric Corp.	1,500,000	14,189
Immersion Corp.1,2	2,080,000	13,957
Spectris PLC	680,000	13,899
Trina Solar Ltd. (ADR)1	590,000	13,818
KLA-Tencor Corp.	340,650	13,163
Green Packet Bhd.1,2,4	29,583,116	7,100
Green Packet Bhd.1,2	23,016,100	5,524
Celestica Inc.1	1,300,000	12,610
Ultimate Software Group, Inc.1	250,000	12,157
Perfect World Co., Ltd., Class B (ADR)1	404,000	9,555
SuccessFactors, Inc.1	320,000	9,267
Global Unichip Corp.	2,204,307	9,224
TiVo Inc.1	990,000	8,544
Sterlite Technologies Ltd.	4,803,401	8,212
Solera Holdings, Inc.	150,000	7,698
Liquidity Services, Inc.1	514,536	7,229
SEEK Ltd.	999,737	6,779
AZ Electronic Materials SA1	1,100,000	5,317
Redington (India) Ltd.	2,498,255	4,601
Oakton Ltd.	1,520,000	3,700
Trony Solar Holdings Co. Ltd.1	4,952,000	3,600
Ubisoft Entertainment SA1	285,000	3,047
HSW International, Inc.1	81,521	340
HSW International, Inc.1,3,5	29,470	88
		3,274,576

INDUSTRIALS — 14.02%
MSC Industrial Direct Co., Inc., Class A	2,338,500	151,278
Container Corp. of India Ltd.	5,302,191	150,250
Corrections Corporation of America1	3,695,300	92,604
Jain Irrigation Systems Ltd.2	19,490,479	91,622
MTU Aero Engines Holding AG	1,255,100	84,883
Michael Page International PLC	9,538,502	82,537
Intertek Group PLC	2,702,000	74,775
Herman Miller, Inc.	2,800,000	70,840
SIA Engineering Co. Ltd.	20,776,000	68,479
IDEX Corp.	1,735,000	67,873
Pipavav Shipyard Ltd.1,2	34,025,000	65,935
Johnson Electric Holdings Ltd.	87,119,500	62,318
Meggitt PLC	10,612,081	61,218
AirAsia Bhd.1	64,000,000	52,512
Goodpack Ltd.2	30,060,000	48,017
Mobile Mini, Inc.1,2	2,409,414	47,441
Northgate PLC1,2	10,626,805	46,722
Uponor Oyj	2,500,806	46,251
MITIE Group PLC	12,509,000	45,676
OSG Corp.	3,760,000	45,524
AMR Corp.1	5,600,000	43,624
BELIMO Holding AG	23,678	42,798
Watsco, Inc.	653,500	41,223
Downer EDI Ltd.	8,546,000	40,120
Robert Half International Inc.	1,270,522	38,878
TrueBlue, Inc.1	2,101,600	37,808
Heidelberger Druckmaschinen AG, non-registered shares1	7,517,000	37,066
Exponent, Inc.1,2	936,400	35,143
Zumtobel AG	1,245,000	34,763
Ritchie Bros. Auctioneers Inc.	1,505,000	34,690
easyJet PLC1	4,570,000	31,350
Serco Group PLC	3,490,000	30,226
Chemring Group PLC	666,000	30,154
Singapore Post Private Ltd.	32,395,000	29,786
Ennis, Inc.2	1,733,692	29,646
Interline Brands, Inc.1	1,300,000	29,601
Austal Ltd.	8,200,000	29,270
WABCO Holdings Inc.1	471,600	28,735
Graco Inc.	725,000	28,601
Andritz AG	293,600	26,989
Société BIC SA	308,000	26,473
United Stationers Inc.1	410,100	26,168
Tiger Airways Holdings Ltd.1	17,900,000	25,944
BrisConnections Unit Trusts1,2	27,300,000	25,409
Comfort Systems USA, Inc.2	1,905,000	25,089
Ellaktor SA	5,451,818	24,406
Beacon Roofing Supply, Inc.1	1,360,000	24,303
Flughafen Wien AG, non-registered shares	352,700	24,145
Houston Wire & Cable Co.2	1,678,900	22,564
Implenia AG1	655,000	22,382
Amtek Engineering Ltd.1	26,199,000	22,048
Dalian Port (PDA) Co. Ltd., Class H	50,604,000	21,029
AIA Engineering Ltd.	2,301,093	20,896
Wavin NV1	1,355,058	20,634
Landstar System, Inc.	492,000	20,142
Steelcase Inc., Class A	1,900,000	20,083
Gardner Denver, Inc.	289,698	19,937
Standard Parking Corp.1,2	1,048,600	19,808
China Automation Group Ltd.	27,000,000	19,661
Mine Safety Appliances Co.	624,300	19,434
Globaltrans Investment PLC (GDR)	1,070,000	18,190
Regus PLC	13,450,004	18,097
Douglas Dynamics, Inc.2	1,175,000	17,801
Corporate Executive Board Co.	465,000	17,461
Geberit AG	74,000	17,111
United Continental Holdings, Inc.1	714,000	17,007
Wienerberger AG1	868,000	16,575
Knight Transportation, Inc.	848,000	16,112
SAI Global Ltd.	3,158,843	15,767
Murray & Roberts Holdings Ltd.	2,558,000	15,598
Hays PLC	7,755,000	15,585
S1 Corp.	314,000	15,494
EACOM Timber Corp.1,2,4	23,000,000	15,036
Sintex Industries Ltd.	3,660,903	14,913
School Specialty, Inc.1,2	1,057,500	14,731
THK Co., Ltd.	640,000	14,717
TransDigm Group Inc.1	203,000	14,618
LS Industrial Systems Co., Ltd.	181,000	14,417
Polypore International, Inc.1	350,000	14,255
Rational AG	62,500	13,814
KBR, Inc.	435,000	13,254
KEPCO Plant Service & Engineering Co., Ltd.	285,000	13,159
URS Corp.1	313,000	13,024
Konecranes Oyj	314,326	12,975
G&K Services, Inc., Class A	405,000	12,519
Tognum AG, non-registered shares	460,000	12,125
Frigoglass SAIC	869,298	11,605
Seco Tools AB, Class B1	650,000	11,597
Reunert Ltd.	1,115,000	11,340
Westport Innovations Inc.1	600,000	11,112
OJSC Center for Cargo Container Traffic TransContainer (GDR)1	1,150,000	10,580
DCC PLC	320,000	10,092
Cpl Resources PLC2	2,975,986	10,061
Curtiss-Wright Corp.	268,600	8,918
Kaba Holding AG	19,000	8,149
Higher One Holdings, Inc.1	400,000	8,092
Ultra Electronics Holdings PLC	297,500	7,867
Pfeiffer Vacuum Technology AG, non-registered shares	64,000	7,526
Teleperformance SA	200,000	6,748
Burckhardt Compression Holding AG	22,440	6,216
Norwegian Air Shuttle ASA1	284,809	5,735
Prysmian SpA	260,000	4,430
Resources Connection, Inc.	196,761	3,658
Imagelinx PLC1,2	21,385,714	500
American Shipping Co. ASA1	473,363	406
Aker Philadelphia Shipyard ASA1,3,4	346,000	142
		3,126,910

FINANCIALS — 11.14%
East West Bancorp, Inc.2	8,437,515	164,953
Dah Sing Financial Holdings Ltd.2	18,921,825	123,787
City National Corp.	1,530,450	93,908
YES BANK Ltd.	7,438,971	52,039
YES BANK Ltd.4	5,836,874	40,831
Manappuram General Finance and Leasing Ltd.2,4	19,905,307	66,774
Manappuram General Finance and Leasing Ltd.2	5,034,100	16,887
Kotak Mahindra Bank Ltd.	7,545,098	76,548
Zions Bancorporation	3,145,000	76,203
Onex Corp.	2,000,000	60,807
Synovus Financial Corp.	20,932,954	55,263
JSE Ltd.2	4,541,245	54,460
Hospitality Properties Trust	2,350,000	54,144
Cullen/Frost Bankers, Inc.	841,000	51,402
Daegu Bank, Ltd.	3,655,520	50,248
Banco Cruzeiro do Sul SA, preferred nominative	5,477,900	50,159
Osaka Securities Exchange Co., Ltd.	9,830	49,580
Internet Capital Group, Inc.1,2	3,096,000	44,025
National Financial Partners Corp.1,2	3,174,800	42,542
TISCO Financial Group PCL	31,317,000	42,334
Banco Industrial e Comercial SA, preferred nominative	4,934,100	42,059
Northwest Bancshares, Inc.	3,337,500	39,249
BOK Financial Corp.	710,000	37,914
Duff & Phelps Corp., Class A2	2,205,300	37,181
Compartamos, SAB de CV1	17,000,000	36,960
Savills PLC	5,942,825	35,783
Rayonier Inc.	675,000	35,451
IG Group Holdings PLC	4,379,700	34,825
Sterling Financial Corp.1,4	1,666,668	31,617
Bolsa Mexicana de Valores, SAB de CV, Series A	14,240,000	29,933
Robinsons Land Corp., Class B	77,046,900	28,666
First Southern Bancorp, Inc.1,2,3,5	1,344,915	28,378
Midland Holdings Ltd.	32,790,000	26,914
Banco ABC Brasil SA, preferred nominative	2,939,000	25,884
Noah Holdings Ltd. (ADR)1	1,260,000	24,633
Dah Sing Banking Group Ltd.	14,300,000	24,285
Busan Bank	1,920,000	24,277
SKS Microfinance Ltd.1	1,659,549	23,927
CapitalSource Inc.	3,300,000	23,430
Popular, Inc.1	7,250,017	22,765
Eaton Vance Corp., nonvoting shares	750,000	22,672
Ascendas India Trust	31,124,000	22,554
National Penn Bancshares, Inc.	2,781,549	22,336
Topdanmark A/S1	164,900	21,802
Oriental Financial Group Inc.4	1,700,299	21,237
Starwood Property Trust, Inc.	980,000	21,050
Portfolio Recovery Associates, Inc.1	260,000	19,552
Janus Capital Group Inc.	1,500,000	19,455
Banco Daycoval SA, preferred nominative	2,490,000	19,425
AEON Mall Co., Ltd.	705,000	18,930
Paraná Banco SA, preferred nominative	2,318,400	18,841
SVB Financial Group1	333,400	17,687
First Niagara Financial Group, Inc.	1,250,000	17,475
Banca Generali SpA	1,413,000	17,116
Home Federal Bancorp, Inc.2	1,384,249	16,985
Old Republic International Corp.	1,235,000	16,833
Banque Cantonale Vaudoise	30,850	16,200
Kiatnakin Bank PCL	12,200,000	15,784
Hellenic Exchanges SA	2,259,000	14,792
Home BancShares, Inc.	660,000	14,540
First American Financial Corp.	945,700	14,129
Mahindra Lifespace Developers Ltd.	1,597,380	13,825
Bao Viet Holdings	4,137,486	13,687
Redwood Trust, Inc.1	850,000	12,690
Banco Panamericano SA, preferred nominative	5,002,200	12,204
Land and Houses PCL, nonvoting depository receipt	56,718,700	12,136
Oslo Børs VPS Holding ASA	1,002,335	12,025
Jyske Bank A/S1	258,619	12,008
Frasers Centrepoint Trust	9,800,000	11,455
PacWest Bancorp	510,000	10,904
CenterState Banks, Inc.	1,375,400	10,893
First Horizon National Corp.1	916,309	10,794
Canadian Western Bank	375,000	10,696
First Michigan Bancorp, Inc.1,3,5	1,650,000	10,445
Gruppo MutuiOnline SpA	1,594,468	10,291
Colony Financial, Inc.	490,000	9,810
Hung Poo Real Estate Development Corp.	6,164,250	9,197
Banner Corp.	3,500,000	8,120
Azimut Holding SpA	774,607	7,018
Laurentian Bank of Canada	135,400	6,545
Bank of Ireland1	11,750,000	5,888
Islamic Arab Insurance Co. (Salama)1	21,700,000	5,359
		2,486,410

HEALTH CARE — 10.24%
Cochlear Ltd.	1,441,910	118,587
Endo Pharmaceuticals Holdings Inc.1	3,108,100	110,990
Alere Inc.1	3,008,771	110,121
Hikma Pharmaceuticals PLC	6,769,153	85,644
Fleury SA, ordinary nominative	5,252,150	84,319
Thoratec Corp.1,2	2,951,500	83,586
Myriad Genetics, Inc.1	3,432,000	78,387
Integra LifeSciences Holdings Corp.1,2	1,609,978	76,152
American Medical Systems Holdings, Inc.1	3,353,000	63,238
athenahealth, Inc.1	1,444,248	59,185
ZOLL Medical Corp.1,2	1,514,270	56,376
Emergency Medical Services Corp., Class A1	870,600	56,249
Omega Pharma NV	1,141,350	54,754
Incyte Corp.1	3,201,300	53,014
Bangkok Dusit Medical Services PCL	33,161,200	51,153
VCA Antech, Inc.1	2,195,100	51,124
Ansell Ltd.	3,800,000	49,283
Savient Pharmaceuticals, Inc.1,2	4,294,200	47,837
Sysmex Corp.	672,000	46,599
Grifols, SA	3,290,000	44,844
Emeritus Corp.1	2,165,000	42,672
Fisher & Paykel Healthcare Corp. Ltd.	17,247,695	41,797
Intuitive Surgical, Inc.1	155,000	39,951
ResMed Inc.1	867,000	30,033
ResMed Inc. (CDI)1	1,980,000	7,068
Cadence Pharmaceuticals, Inc.1,2	4,907,279	37,050
Hologic, Inc.1	1,965,000	36,981
Covance Inc.1	700,000	35,987
Hill-Rom Holdings, Inc.	889,900	35,035
Tecan Group AG	415,586	34,669
Invacare Corp.	1,089,400	32,856
NuVasive, Inc.1	1,246,136	31,963
Insulet Corp.1	1,895,000	29,372
Top Glove Corp. Bhd.	17,424,000	28,141
Volcano Corp.1	974,000	26,600
Illumina, Inc.1	380,000	24,069
JSC Pharmstandard (GDR)1	842,651	24,016
Nakanishi Inc.	226,000	23,939
Greatbatch, Inc.1	990,400	23,918
Genomma Lab Internacional, SAB de CV, Series B1	9,835,000	23,540
Abaxis, Inc.1	834,700	22,412
Virbac SA	128,000	22,236
RHÖN-KLINIKUM AG, non-registered shares	915,000	20,138
MEDICA SA1	1,070,000	19,832
St.Shine Optical Co. Ltd.	1,410,000	18,764
Sonic Healthcare Ltd.	1,552,967	18,425
Tsumura & Co.	490,000	15,867
Eurand NV1	1,316,362	15,573
Auxilium Pharmaceuticals, Inc.1	736,000	15,530
Odontoprev SA, ordinary nominative	847,600	12,811
Nobel Biocare Holding AG	620,000	11,690
TECHNE Corp.	175,000	11,492
Vital Images, Inc.1,2	792,000	11,072
Codexis, Inc.1	1,042,600	11,052
EGIS Nyrt.	107,000	10,332
ARIAD Pharmaceuticals, Inc.1	2,000,000	10,200
Ipca Laboratories Ltd.	1,295,000	10,006
ArthroCare Corp.1	200,000	6,212
Array BioPharma Inc.1	1,920,000	5,741
Merck Ltd.	299,383	4,807
Laboratorios Farmacéuticos ROVI, SA	710,000	4,554
Wright Medical Group, Inc.1	285,000	4,426
Beckman Coulter, Inc.	49,100	3,694
TranS1 Inc.1,2	1,319,255	2,731
Newron Pharmaceuticals SpA1,2	257,000	1,561
Newron Pharmaceuticals SpA1,2,4	142,000	863
Krka, dd, Novo mesto	27,820	2,340
Allied Medical Ltd.1,3,5	147,030	75
		2,285,535

MATERIALS — 7.61%
Rhodia SA	2,845,043	94,095
African Minerals Ltd.1	11,481,621	75,363
African Minerals Ltd.1,4	1,871,500	12,284
FUCHS PETROLUB AG	377,860	49,837
FUCHS PETROLUB AG, preference shares	193,500	28,676
AptarGroup, Inc.	1,484,682	70,626
Eastern Platinum Ltd.1	24,721,450	44,008
Eastern Platinum Ltd.1,4	8,160,000	14,526
Aquarius Platinum Ltd.	8,611,111	47,120
Aquarius Platinum Ltd. (GBP denominated)	1,931,493	10,601
James Hardie Industries SE1	8,245,000	57,176
Coal of Africa Ltd.1,2	37,135,000	56,594
Kenmare Resources PLC1	95,876,802	48,881
Kenmare Resources PLC1,4	14,095,980	7,186
Harry Winston Diamond Corp. (CAD denominated)1,2	4,292,400	49,948
Harry Winston Diamond Corp.1,2	372,600	4,359
Talvivaara Mining Co. PLC1	5,573,057	51,743
African Petroleum Corp. Ltd.1	50,454,545	45,928
OCI Materials Co., Ltd.	455,000	41,134
Midas Holdings Ltd.	45,417,000	33,443
Midas Holdings Ltd. (HKD denominated)	10,000,000	7,140
Gem Diamonds Ltd.1,2	10,255,000	40,331
Cline Mining Corp.1,2	9,343,536	37,964
Jaguar Mining Inc.1,2	5,035,000	35,903
Petropavlovsk PLC	1,553,901	27,716
Martin Marietta Materials, Inc.	300,000	27,672
LANXESS AG	350,000	27,641
Huabao International Holdings Ltd.	17,050,000	27,595
Croda International PLC	1,072,000	27,009
RPM International, Inc.	1,200,000	26,520
Vicat S.A.	316,000	26,392
China Shanshui Cement Group Ltd.	36,787,000	26,267
Gran Colombia Gold SA1,2	11,764,000	25,792
Yingde Gases Group Co. Ltd.1	28,650,000	25,470
Arkema SA	348,000	25,051
OCI Co. Ltd.	75,514	21,958
Symrise AG	769,000	21,092
Sino-Forest Corp.1	900,000	21,081
Huntsman Corp.	1,325,000	20,683
Siam City Cement PCL	2,654,000	20,602
Steel Dynamics, Inc.	1,100,000	20,130
PT Indocement Tunggal Prakarsa Tbk	10,995,000	19,464
Teranga Gold Corp. (CDI)1	3,934,527	11,469
Teranga Gold Corp.1	2,666,617	7,832
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.1	36,450,000	16,179
Buzzi Unicem SpA	1,370,000	15,634
Yamana Gold Inc.	1,200,000	15,412
Greatview Aseptic Packaging Co. Ltd.1	22,390,000	15,238
AK Steel Holding Corp.	905,000	14,815
Sika AG, non-registered shares	6,750	14,807
Baja Mining Corp.1,4	13,000,000	14,774
China Forestry Holdings Co., Ltd.	30,352,000	14,175
Mineral Deposits Ltd.1	1,494,360	8,406
Mineral Deposits Ltd. (CAD denominated)1	1,012,800	5,735
Mountain Province Diamonds Inc.1,4	1,904,762	12,452
Chr. Hansen Holding A/S	600,000	12,262
Obtala Resources Ltd.1,2	8,500,000	5,732
Obtala Resources Ltd.1,2,4	7,950,000	5,361
Vatukoula Gold Mines PLC1,4	3,214,081	10,072
TFS Corporation Ltd	9,851,120	9,925
Calgon Carbon Corp.1	600,000	9,072
Shree Cement Ltd.	200,000	9,038
STR Holdings, Inc.1	450,000	9,000
Titan Cement Co. SA	400,000	8,777
Rusoro Mining Ltd.1,4	20,000,000	8,146
Rusoro Mining Ltd.1	1,437,000	585
PT Indah Kiat Pulp & Paper Tbk1	47,250,000	8,600
Central Asia Metals PLC1	3,986,000	5,609
Cheil Industries Inc.	57,000	5,575
Hummingbird Resources PLC1,4	1,650,000	4,283
Birla Corp. Ltd.	484,500	3,911
Engro Corp. Ltd.	1,661,000	3,751
European Nickel PLC1	9,950,000	3,568
J.K. Cement Ltd.	945,000	3,079
Mwana Africa PLC1,4	11,500,000	1,883
		1,698,158

ENERGY — 7.46%
Pacific Rubiales Energy Corp.	4,871,300	165,349
Gulf Keystone Petroleum Ltd.1,2,4	38,737,632	101,767
Niko Resources Ltd.	920,000	95,470
Banpu PCL	3,617,500	94,563
FMC Technologies, Inc.1	1,020,500	90,733
Heritage Oil Ltd.	12,888,000	90,160
Comstock Resources, Inc.1,2	3,049,611	74,898
Zhaikmunai LP (GDR)1,4	5,265,000	64,760
Zhaikmunai LP (GDR)1	353,650	4,350
Concho Resources Inc.1	725,000	63,561
Rosetta Resources Inc.1	1,625,000	61,165
InterOil Corp.1	802,500	57,836
Petroleum Development Corp.1,2	1,180,000	49,808
Core Laboratories NV	540,000	48,087
Cimarex Energy Co.	481,500	42,627
Exillon Energy PLC1,2	7,369,660	37,687
Tethys Petroleum Ltd.1,2	20,127,500	32,591
Uranium One Inc.	6,750,000	32,314
Gran Tierra Energy Inc.1	3,950,000	31,798
Bill Barrett Corp.1	700,000	28,791
Petroceltic International PLC1,2	137,014,652	27,770
SinoTech Energy Ltd. (ADR)1,2	3,820,900	27,396
Miclyn Express Offshore Ltd.1	13,550,000	25,639
Dockwise Ltd.1	882,752	23,751
Oasis Petroleum Inc.1	783,049	21,236
Petrodorado Energy Ltd.1,2	28,640,000	20,451
Harvest Natural Resources, Inc.1	1,650,000	20,081
Nautical Petroleum PLC1	2,900,000	17,905
Eurasia Drilling Co. Ltd. (GDR)	535,000	17,388
Petroplus Holdings AG1	1,270,000	16,734
Aurelian Oil & Gas PLC1	15,000,000	16,137
WorleyParsons Ltd.	589,556	16,124
Oceaneering International, Inc.1	205,000	15,094
Shengli Oil & Gas Pipe Holdings Ltd.	77,487,000	14,654
Frontier Oil Corp.1	760,000	13,688
Schoeller-Bleckmann Oilfield Equipment AG	149,000	12,843
Value Creation Inc.1,3,5	4,529,354	12,301
BNK Petroleum Inc.1,4	2,000,000	6,839
BNK Petroleum Inc.1	1,590,380	5,438
Petroleum Geo-Services ASA1	760,000	11,833
Sterling Resources Ltd.1	2,925,000	10,149
Borders & Southern Petroleum PLC1	10,017,000	9,839
Zodiac Exploration Inc.1	13,920,000	9,800
Maple Energy PLC1,2	8,856,666	9,459
Faroe Petroleum PLC1	2,350,000	6,595
Dominion Petroleum Ltd.1	63,591,200	5,750
Regal Petroleum PLC1	3,533,000	1,418
High Arctic Energy Services Inc.1	1,923,000	425
		1,665,052

CONSUMER STAPLES — 4.02%
Drogasil SA, ordinary nominative2	9,579,600	77,906
Lindt & Sprüngli AG	1,369	44,072
Lindt & Sprüngli AG, participation certificate	11,121	33,613
Ralcorp Holdings, Inc.1	815,900	53,042
TreeHouse Foods, Inc.1	880,000	44,959
Strauss Group Ltd.	2,643,350	42,863
Kernel Holding SA1	1,523,150	38,331
China Yurun Food Group Ltd.	11,360,000	37,341
ARYZTA AG1	768,000	35,909
Emami Ltd.	3,950,000	35,657
CP ALL PCL	25,948,500	33,786
Davide Campari-Milano SpA	5,120,000	33,320
Hite Brewery Co., Ltd.	305,000	32,384
Emmi AG	136,100	30,568
MARR SpA	2,462,365	28,545
Coca-Cola Icecek AS, Class C	1,672,785	22,102
Godrej Consumer Products Ltd.	2,524,362	21,842
PZ Cussons PLC	3,347,947	20,916
Nong Shim Co., Ltd.	113,716	20,390
Church & Dwight Co., Inc.	290,174	20,028
AMOREPACIFIC Corp.	17,600	17,664
Tilaknager Industries Ltd2	8,340,000	16,031
Asian Citrus Holdings Ltd.	12,890,000	15,986
Thai Union Frozen Products PCL	9,030,000	15,726
Origin Enterprises PLC	3,213,300	13,741
Poslovni sistem Mercator, dd	62,112	13,089
Raia SA, ordinary nominative1	850,000	13,027
Wumart Stores, Inc., Class H	5,205,000	12,830
Philip Morris CR as	22,200	12,129
Pesquera Exalmar SA, Class A1,3	7,050,000	11,908
Synutra International, Inc.1	848,900	11,418
Tassal Group Ltd.	5,690,235	9,865
Hypermarcas SA, ordinary nominative1	713,000	9,677
Eurocash SA	1,027,000	9,023
Milkiland NV1	460,000	6,967
		896,655

UTILITIES — 1.63%
ENN Energy Holdings Ltd.2	69,350,000	207,886
Hyflux Ltd	23,403,000	42,307
Manila Water Co., Inc.	41,200,000	18,037
KSK Energy Ventures Ltd.1,4	5,700,000	17,196
Glow Energy PCL	10,850,000	17,007
CESC Ltd.	1,746,400	14,258
Orient Green Power Co. Ltd.1	20,396,000	13,775
Greenko Group PLC1	4,214,000	12,713
Caparo Energy Ltd.1,4	6,540,000	10,910
Thai Tap Water Supply PCL	49,600,000	10,448
		364,537

TELECOMMUNICATION SERVICES — 0.87%
tw telecom inc.1	4,548,000	77,543
MetroPCS Communications, Inc.1	2,961,670	37,406
Leap Wireless International, Inc.1	2,347,000	28,774
Total Access Communication PCL	14,946,000	20,824
Daisy Group PLC1	10,000,000	15,591
Partner Communications Co. Ltd.	630,000	12,783
		192,921

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		1,110,648

Total common stocks (cost: $14,677,799,000)		20,650,632

Preferred stocks — 0.01%

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		3,594

Total preferred stocks (cost: $2,481,000)		3,594

Warrants — 0.07%

INDUSTRIALS — 0.03%
Goodpack Ltd., warrants, expire 20121,2	5,272,000	5,505

MATERIALS — 0.03%
Gran Colombia Gold SA, warrants, expire 20151,2	5,632,000	5,381

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	2,604,420	2,764

HEALTH CARE — 0.00%
BG Medicine, Inc., warrants, expire 20201,2,3,5	86,538	350
Fluidigm Corp., warrant, expires 20191,2,3,5	1	—
		350

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		731

Total warrants (cost: $3,853,000)		14,731

	Shares or
Convertible securities — 0.29%	principal amount

HEALTH CARE — 0.10%
Fluidigm Corp., Series E, convertible preferred1,2,3,5	1,309,740	15,638
BG Medicine, Inc. 12.00% convertible notes 20112,3,5	$750,000	750
BG Medicine, Inc., Series D, convertible preferred1,2,3,5	1,538,462	6,231
		22,619

FINANCIALS — 0.09%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	522,700	13,026
National Financial Partners Corp. 4.00% convertible notes 20172,4	$4,000,000	4,965
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3,5	2,299	2,299
		20,290

INDUSTRIALS — 0.04%
AMR Corp. 6.25% convertible notes 2014	$7,000,000	7,962

ENERGY — 0.03%
Harvest Natural Resources, Inc. 8.25% convertible notes 2013	$3,000,000	6,630

INFORMATION TECHNOLOGY — 0.02%
Quantum Corp. 3.50% convertible notes 20152,4	$4,900,000	5,395

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	$1,600,000	1,770

CONSUMER DISCRETIONARY — 0.00%
Spot Runner, Inc., Series C, convertible preferred1,3,5	1,626,016	—

Total convertible securities (cost: $70,500,000)		64,666

	Principal amount
Bonds & notes — 0.03%	(000)

FINANCIALS — 0.03%
Zions Bancorporation 6.00% 2015	$4,055	4,013
CIT Group Inc., Term Loan 3, 6.25% 20156,7,8	3,191	3,263

Total bonds & notes (cost: $6,144,000)		7,276

Short-term securities — 7.25%

U.S. Treasury Bills 0.135%–0.145% due 2/17–3/24/2011	310,400	310,341
National Australia Funding (Delaware) Inc. 0.25%–0.255% due 1/5–3/15/20114	302,800	302,712
Commonwealth Bank of Australia 0.25%–0.275% due 1/28–3/14/20114	197,000	196,921
International Bank for Reconstruction and Development 0.19% due 1/7–3/14/2011	120,200	120,182
Nodea North America, Inc. 0.28% due 3/1/2011	100,000	99,955
Federal Home Loan Bank 0.16% due 1/12/2011	90,200	90,196
Toronto-Dominion Holdings USA Inc. 0.24%–0.25% due 1/14–3/7/20114	89,200	89,177
European Investment Bank 0.23%–0.40% due 2/23–3/25/2011	75,400	75,354
Caisse d’Amortissement de la Dette Sociale 0.22%–0.25% due 2/9–2/15/20114	70,200	70,180
Deutsche Bank Financial LLC 0.25% due 2/8/2011	66,900	66,878
Procter & Gamble Co. 0.24% due 3/3/20114	50,000	49,984
KfW 0.23% due 2/15/20114	40,000	39,990
Bank of Nova Scotia 0.21% due 1/3/2011	38,700	38,699
Société Générale North America, Inc. 0.10% due 1/3/2011	37,700	37,700
Fannie Mae 0.30% due 1/18/2011	29,000	28,998

Total short-term securities (cost: $1,617,208,000)		1,617,267

Total investment securities (cost: $16,377,985,000)		22,358,166
Other assets less liabilities		(47,101)

Net assets		$22,311,065

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $92,697,000, which represented .42% of the net assets of the fund.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,247,545,000, which represented 5.59% of the net assets of the fund.
5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
  Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

First Southern Bancorp, Inc.	12/17/2009	$28,378	$28,378	.13%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	2,299	.01
Fluidigm Corp., Series E, convertible preferred	12/21/2006–11/16/2009	18,336	15,638	.07
Fluidigm Corp., warrant, expires 2019	8/17/2009	—	—	.00
Value Creation Inc.	8/25/2005–9/1/2006	33,229	12,301	.05
First Michigan Bancorp, Inc.	4/28/2010	9,900	10,445	.05
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	6,231	.03
BG Medicine, Inc. 12.00% convertible notes 2011	3/30/2010–11/4/2010	750	750	.00
BG Medicine, Inc., warrants, expire 2020	3/30/2010–11/4/2010	—	350	.00
HSW International, Inc.	12/17/2007	907	88	.00
Allied Medical Ltd.	8/26/2005–11/15/2005	8	75	.00
Forbes Travel Guide, Inc.	12/17/2007	24	25	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00

Total restricted securities		$146,402	$76,580	.34%

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,263,000, which represented .01% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2010, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 12/31/2010(000)

ENN Energy Holdings Ltd.	69,350,000	—	—	69,350,000	$—	$207,886
AAC Acoustic Technologies Holdings Inc.	70,922,000	—	5,028,000	65,894,000	—	175,909
East West Bancorp, Inc.	6,937,515	1,500,000	—	8,437,515	71	164,953
Compuware Corp.	11,270,000	400,000	—	11,670,000	—	136,189
Dah Sing Financial Holdings Ltd.	16,819,400	2,102,425	—	18,921,825	—	123,787
Dah Sing Financial Holdings Ltd.,
rights, expire 2010	—	2,102,425	2,102,425	—	—	—
Hittite Microwave Corp.	1,959,000	—	100,000	1,859,000	—	113,473
Gulf Keystone Petroleum Ltd.	51,987,632	750,000	14,000,000	38,737,632	—	101,767
Jain Irrigation Systems Ltd.	3,925,140	15,731,479	166,140	19,490,479	2	91,622
Manappuram General Finance and Leasing Ltd.	15,430,950	4,474,357	—	19,905,307	—	66,774
Manappuram General Finance and Leasing Ltd.	4,531,100	503,000	—	5,034,100	—	16,887
Thoratec Corp.	3,201,500	—	250,000	2,951,500	—	83,586
Drogasil SA, ordinary nominative	3,253,500	6,386,400	60,300	9,579,600	217	77,906
Integra LifeSciences Holdings Corp.	1,382,590	227,388	—	1,609,978	—	76,152
Comstock Resources, Inc.	1,280,000	1,769,611	—	3,049,611	—	74,898
Delticom AG	728,265	88,656	—	816,921	—	72,595
Pipavav Shipyard Ltd.	32,910,000	1,115,000	—	34,025,000	—	65,935
Jumbo SA	9,249,878	—	—	9,249,878	2,061	61,061
Lions Gate Entertainment Corp.	9,100,000	—	—	9,100,000	—	59,241
Coal of Africa Ltd.	27,975,000	9,160,000	—	37,135,000	—	56,594
ZOLL Medical Corp.	1,514,270	—	—	1,514,270	—	56,376
Ekornes ASA	2,019,750	—	—	2,019,750	—	55,383
JSE Ltd.	3,990,234	551,011	—	4,541,245	—	54,460
Harry Winston Diamond Corp.
(CAD denominated)	4,292,400	—	—	4,292,400	—	49,948
Harry Winston Diamond Corp.	372,600	—	—	372,600	—	4,359
Goodpack Ltd.	26,360,000	3,700,000	—	30,060,000	1,144	48,017
Goodpack Ltd., warrants, expire 2012	5,272,000	—	—	5,272,000	—	5,505
Quantum Corp.	12,568,897	—	—	12,568,897	—	46,756
Quantum Corp. 3.50% convertible notes 2015	—	$4,900,000	—	$4,900,000	21	5,395
Petroleum Development Corp.	1,537,000	—	357,000	1,180,000	—	49,808
China High Precision Automation Group Ltd.*	34,179,000	28,691,000	—	62,870,000	405	49,663
Cox and Kings (India) Ltd.	2,716,000	1,279,500	—	3,995,500	—	46,621
Cox and Kings (India) Ltd. (GDR)	165,000	—	—	165,000	—	1,925
Savient Pharmaceuticals, Inc.	2,326,345	2,200,655	232,800	4,294,200	—	47,837
National Financial Partners Corp.	3,174,800	—	—	3,174,800	—	42,542
National Financial Partners Corp.
4.00% convertible notes 2017	$4,000,000	—	—	$4,000,000	40	4,965
Mobile Mini, Inc.	2,221,600	187,814	—	2,409,414	—	47,441
Blue Nile, Inc.	829,140	—	—	829,140	—	47,311
Northgate PLC	10,626,805	—	—	10,626,805	—	46,722
SeLoger.com	982,201	—	—	982,201	—	46,240
Hana Microelectronics PCL	53,925,000	—	—	53,925,000	—	44,721
Internet Capital Group, Inc.	3,096,000	—	—	3,096,000	—	44,025
Gem Diamonds Ltd.	10,255,000	—	—	10,255,000	—	40,331
Cline Mining Corp.	—	9,343,536	—	9,343,536	—	37,964
Exillon Energy PLC	7,369,660	—	—	7,369,660	—	37,687
Duff & Phelps Corp., Class A	2,205,300	—	—	2,205,300	132	37,181
Cadence Pharmaceuticals, Inc.	—	4,907,279	—	4,907,279	—	37,050
Jaguar Mining Inc.	5,035,000	—	—	5,035,000	—	35,903
Avid Technology, Inc.	2,039,944	—	—	2,039,944	—	35,617
Exponent, Inc.	936,400	—	—	936,400	—	35,143
Net 1 UEPS Technologies, Inc.	2,768,873	—	—	2,768,873	—	33,946
FormFactor, Inc.	3,715,000	—	—	3,715,000	—	32,989
Tethys Petroleum Ltd.	11,505,100	8,622,400	—	20,127,500	—	32,591
Gran Colombia Gold SA	45,056,000	500,000	33,792,000	11,764,000	—	25,792
Gran Colombia Gold SA, warrants,
expire 2015	22,528,000	—	16,896,000	5,632,000	—	5,381
First Southern Bancorp, Inc.	1,344,915	—	—	1,344,915	—	28,378
First Southern Bancorp, Inc., Series C,
convertible preferred	2,299	—	—	2,299	—	2,299
CJ CGV Co., Ltd.	—	1,235,000	—	1,235,000	225	30,470
Ennis, Inc.	2,065,810	—	332,118	1,733,692	320	29,646
Domino's Pizza Enterprises Ltd.	4,482,300	—	—	4,482,300	—	28,745
Petroceltic International PLC	137,014,652	—	—	137,014,652	—	27,770
SinoTech Energy Ltd. (ADR)	—	3,820,900	—	3,820,900	—	27,396
BrisConnections Unit Trusts	27,300,000	—	—	27,300,000	—	25,409
Comfort Systems USA, Inc.	1,905,000	—	—	1,905,000	95	25,089
LoopNet, Inc.	2,278,440	—	63,800	2,214,640	—	24,605
Fourlis	3,855,540	—	613,777	3,241,763	—	24,302
Infotech Enterprises Ltd.	6,000,000	—	—	6,000,000	—	23,153
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	143	22,564
CKX, Inc.	6,070,427	—	570,427	5,500,000	—	22,165
Petrodorado Energy Ltd.	22,400,000	6,240,000	—	28,640,000	—	20,451
Standard Parking Corp.	998,000	50,600	—	1,048,600	—	19,808
Douglas Dynamics, Inc.	1,175,000	—	—	1,175,000	235	17,801
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	76	16,985
Masterskill Education Group Bhd.	24,300,000	—	—	24,300,000	—	16,313
Tilaknager Industries Ltd.	—	8,340,000	—	8,340,000	—	16,031
Fluidigm Corp., Series E, convertible preferred	1,309,740	—	—	1,309,740	—	15,638
Fluidigm Corp., warrant, expires 2019	1	—	—	1	—	—
EACOM Timber Corp.	23,000,000	—	—	23,000,000	—	15,036
ValueVision Media, Inc., Class A	—	2,415,000	—	2,415,000	—	14,756
School Specialty, Inc.*	810,000	247,500	—	1,057,500	—	14,731
Immersion Corp.	—	2,080,000	—	2,080,000	—	13,957
SAF-HOLLAND SA, non-registered shares	1,655,600	—	—	1,655,600	—	13,584
Green Packet Bhd.	29,583,116	—	—	29,583,116	—	7,100
Green Packet Bhd.	23,016,100	—	—	23,016,100	—	5,524
Mood Media Corp.	6,375,000	—	—	6,375,000	—	12,182
National American University Holdings, Inc.	1,515,000	—	—	1,515,000	45	11,120
Obtala Resources Ltd.	8,500,000	—	—	8,500,000	—	5,732
Obtala Resources Ltd.	7,950,000	—	—	7,950,000	—	5,361
Vital Images, Inc.	792,000	—	—	792,000	—	11,072
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	69	10,281
Cpl Resources PLC	2,975,986	—	—	2,975,986	100	10,061
Maple Energy PLC	9,390,000	—	533,334	8,856,666	—	9,459
BG Medicine, Inc., Series D,
convertible preferred	1,538,462	—	—	1,538,462	—	6,231
BG Medicine, Inc. 12.00%
convertible notes 2011	$500,000	$250,000	—	$750,000	38	750
BG Medicine, Inc., warrants, expire 2020	57,692	28,846	—	86,538	$—	$350
TranS1 Inc.	1,338,731	—	19,476	1,319,255	—	2,731
Newron Pharmaceuticals SpA	257,000	—	—	257,000	—	1,561
Newron Pharmaceuticals SpA	142,000	—	—	142,000	—	863
Imagelinx PLC	21,385,714	—	—	21,385,714	—	500
CEC Unet PLC	35,100,775	—	—	35,100,775	—	—
athenahealth, Inc.†	1,894,998	—	450,750	1,444,248	—	—
Gruppo MutuiOnline SpA†	2,388,968	—	794,500	1,594,468	—	—
Interline Brands, Inc.†	1,882,000	—	582,000	1,300,000	—	—
KAB Distribution Inc.†	9,700,000	—	9,700,000	—	—	—
PixArt Imaging Inc.†	8,415,000	—	2,775,000	5,640,000	—	—
Regal Petroleum PLC†	21,693,000	—	18,160,000	3,533,000	—	—
Shengli Oil & Gas Pipe Holdings Ltd.†	137,365,500	—	59,878,500	77,487,000	—	—
					$5,439	$3,738,770

*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2010; it was not publicly disclosed.
†Unaffiliated issuer at 12/31/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Consumer discretionary	$3,547,280	$1,925	$25	$3,549,230
Information technology	3,274,488	—	88	3,274,576
Industrials	3,126,768	142	—	3,126,910
Financials	2,447,587	—	38,823	2,486,410
Health care	2,285,460	—	75	2,285,535
Materials	1,698,158	—	—	1,698,158
Energy	1,652,751	—	12,301	1,665,052
Consumer staples	884,747	11,908	—	896,655
Utilities	364,537	—	—	364,537
Telecommunication services	192,921	—	—	192,921
Miscellaneous	1,108,506	2,142	—	1,110,648
Preferred stocks	3,594	—	—	3,594
Warrants	14,381	—	350	14,731
Convertible securities	13,026	26,722	24,918	64,666
Bonds & notes	—	7,276	—	7,276
Short-term securities	—	1,617,267	—	1,617,267
Total	$20,614,204	$1,667,382	$76,580	$22,358,166

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2010 (dollars in thousands):

	Beginning value	Net purchases	Net realized	Net unrealized	Net transfers	Ending value
	at 10/1/2010	and sales	loss	appreciation	out of Level 3*	at 12/31/2010

Investment securities	$104,314	$(20,037)	$(8,048)	$2,626	$(2,275)	$76,580

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands):						$(5,470)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 6,469,812
Gross unrealized depreciation on investment securities	(782,113)
Net unrealized appreciation on investment securities	5,687,699
Cost of investment securities for federal income tax purposes	16,670,467

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-935-0211O-S25552

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: February 28, 2011